Quarterly Financial Data (Unaudited)	6 Months Ended
Dec. 31, 2022
Quarterly Financial Data (Unaudited)
QUARTERLY FINANCIAL DATA (Unaudited)

20. QUARTERLY FINANCIAL DATA (Unaudited)

Description of Quarterly Restatement Tables

In lieu of filing amended quarterly reports on Form 10-Q, the following tables below present the effect of the restatement on our previously reported consolidated statements of operations and comprehensive loss, balance sheets, statements of changes in stockholders’ equity, and statements of cash flows for which the values were derived from our Quarterly Reports on Form 10-Q for the interim period ended September 30, 2022.  Certain reclassifications between captions on the statements of cash flows are included in the effect of restatement columns to conform to current reporting. For further information on the restatement, refer to Note 19 ("Restatement Of Prior Period").

SCIENTIFIC INDUSTRIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATED BALANCE SHEET (Unaudited)

	As of September, 30, 2022
	As Filed	Effect of Restatement		As Restated
ASSETS
Cash and cash equivalents	$2,437,700	$		$2,437,700
Investment securities	5,298,600			5,298,600
Trade accounts receivable, less allowance for doubtful accounts of $15,600 at September 30, 2022 and June 30, 2022	1,141,300			1,141,300
Inventories	4,956,200			4,956,200
Income tax receivable	161,400			161,400
Prepaid expenses and other current assets	510,400			510,400
Assets of discontinued operations	-			-
Total current assets	14,505,600			14,505,600
				-
Property and equipment, net	1,066,200			1,066,200
Goodwill	4,395,400		(4,280,100)	115,300
Other intangible assets, net	1,943,600			1,943,600
Deferred taxes	4,160,800		(4,160,800)	-
Operating lease right-of-use assets	1,442,100			1,442,100
Other assets	62,400			62,400
				-
Total assets	$27,576,100		$(8,440,900)	$19,135,200
				-
LIABILITIES AND SHAREHOLDERS’ EQUITY				-
Current liabilities:				-
Accounts payable	$452,800	$		$452,800
Accrued expenses	762,500			762,500
Deferred Revenue	-			-
Contingent consideration	-			-
Bank overdraft	84,000			84,000
Lease liabilities, current portion	284,400			284,400
Finance Lease liabilities, current portion	-			-
Paycheck Protection Program loan	-			-
Liabilities of discontinued operations	-			-
Total current liabilities	1,583,700			1,583,700
				-
Contingent consideration payable, less current portion	-			-
Lease liabilities, less current portion	1,218,700			1,218,700
Other long-term liabilities	-			-
				-
Total liabilities	2,802,400			2,802,400
				-
Shareholders’ equity:				-
Common stock, $.05 par value; 20,000,000 and 15,000,000 shares authorized; 7,023,401 and 6,477,945 shares issued; 7,003,599 and 6,458,143 shares outstanding at September 30, 2022 and June 30, 2022	351,200			351,200
Additional paid-in capital	32,282,200			32,282,200
Accumulated comprehensive loss	(219,800)			(219,800)
Accumulated deficit	(7,587,500)		(8,440,900)	(16,028,400)
	24,826,100		(8,440,900)	16,385,200
Less common stock held in treasury at cost, 19,802 shares	52,400			52,400
Total shareholders’ equity	24,773,700		(8,440,900)	16,332,800
				-
Total liabilities and shareholders’ equity	$27,576,100		$(8,440,900)	$19,135,200

SCIENTIFIC INDUSTRIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS

(Unaudited)

	For the three Months Ended September 30, 2022
	As filed	Effect on Restatement		As Restated
Revenues	$2,670,000	$		$2,670,000

Cost of revenues	1,320,900			1,320,900

Gross profit	1,349,100			1,349,100

Operating expenses:
General and administrative	1,607,500			1,607,500
Selling	875,700			875,700
Research and development	560,100			560,100

Total operating expenses	3,043,300			3,043,300

Loss from operations	(1,694,200)			(1,694,200)

Other expense,net	(15,000)			(15,000)

Loss from continuing operations before income tax benefit	(1,709,200)			(1,709,200)

Income tax benefit, deferred	(417,200)		417,200	-

Loss from continuing operations	(1,292,000)		(417,200)	(1,709,200)

Discontinued operations (Note 10):

Gain from discontinued operations, net of tax	-			-

Net loss	(1,292,000)		(417,200)	(1,709,200)

Comprehensive loss
Unrealized holding loss on investment securities, net of tax	4,100			4,100
Foreign currency translation (loss) gain adjustment	(118,300)			(118,300)
Comprehensive (loss) gain	(114,200)			(114,200)

Total comprehensive loss	$(1,406,200)		$(417,200)	$(1,823,400)

Basic and diluted loss per common share

Continuing operations	$(0.18)		$(0.06)	$(0.24)
Discontinued operations	$0.00		$0.00	$0.00
Consolidated operations	$(0.18)		$(0.06)	$(0.24)

SCIENTIFIC INDUSTRIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS’ EQUITY (Unaudited)

	Common Stock		Additional Paid-in	Accumulated Other Comprehensive	Retained Earnings (Accumulated	Treasury Stock		Total Stockholders'
	Shares	Amount	Capital	Income (Loss)	Deficit)	Shares	Amount	Equity

As Filed
Balance as of June 30, 2022 (unaudited)	7,023,401	$351,200	$31,664,100	$(105,600)	$(6,295,500)	19,802	$52,400	$25,561,800

Net loss	-	-	-	-	(1,292,000)	-	-	(1,292,000)

Foreign currency translation adjustment	-	-	-	(118,300)	-	-	-	(118,300)

Unrealized holding loss on investment securities, net of tax	-	-	-	4,100	-	-	-	4,100

Stock-based compensation	-	-	618,100	-	-	-	-	618,100

Balance as of September 30, 2022 (Unaudited)	7,023,401	$351,200	$32,282,200	$(219,800)	$(7,587,500)	19,802	$52,400	$24,773,700

Effect on Restatement
Adjustment to year end June 30, 2022 Net loss	-	-	-	-	(8,023,700)	-	-	(8,023,700)
Adjustment to Three month ended September 30,2022 Net Income					(417,200)			(417,200)

As Restated
Balance as of September 30, 2022 (unaudited)	7,023,401	$351,200	$32,282,200	$(219,800)	$(16,028,400)	19,802	$52,400	$16,332,800